Vessel revenue - Revenue sources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Pool revenue	$ 612,397	$ 491,793
Voyage revenue (spot market)	27,330	86,252
Time charter revenue	74,003	1,075
Vessel revenue	$ 713,730	$ 579,120